Consolidated Balance Sheets (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 872.5	$ 833.2
Restricted cash	142.5	124.9
Inventories	558.2	280.1
Accounts receivable, net of allowance for doubtful accounts of $4.8 and $10.7, respectively	515.9	384.4
-- Investee companies of GSF	10.4	110.2
-- Others	505.5	274.2
Other receivables, net of allowance for doubtful accounts of $11.7 and $24.3, respectively	19.0	39.3
Value-added tax recoverable	92.4	41.2
Advances to suppliers	84.4	48.8
Short-term investments	0	200.8
Other financial assets	15.4	0.3
Deferred taxes	22.6	10.8
Amounts due from related parties	55.1	185.5
Other current assets	34.4	6.7
Total current assets	2,412.4	2,156.0
Property, plant and equipment, net	1,326.2	777.6
Intangible assets, net	156.0	140.8
Goodwill	278.0	86.1
Long-term investments	53.6	53.8
Investments in affiliates	545.9	251.4
Long-term prepayments	213.8	188.1
Long-term loans to a supplier	53.0	54.7
Long-term deferred expenses	32.4	39.0
Amounts due from related parties deemed to be financial assets	94.1	193.6
Other non-current assets	51.7	42.6
TOTAL ASSETS	5,217.1	3,983.7
Current liabilities:
Short-term borrowings, including current portion of long-term bank borrowings	1,400.8	800.4
Accounts payable	457.0	264.2
Other payables	74.0	56.5
Payables in respect of purchase of property, plant and equipment	96.3	70.2
Advances from customers	31.4	8.4
Accrued payroll and welfare	34.4	13.3
Government grants	17.5	6.3
Amounts due to related parties	93.9	14.0
Income tax payable	66.7	4.3
Other financial liabilities - current	56.1	8.1
Current portion of convertible notes	0.4	224.0
Other current liabilities	41.5	48.4
Total current liabilities	2,370.0	1,518.1
Long-term bank borrowings	163.3	138.0
Convertible notes	551.2	516.9
Accrued warranty costs	81.0	55.2
Retirement benefit obligations	3.7	3.5
Deferred tax liabilities	15.6	33.1
Other long-term liabilities	152.1	106.1
Total liabilities	3,336.9	2,370.9
Equity:
Ordinary shares, par value $0.01, 500,000,000 shares authorized, 179,240,971 and 180,071,575 shares issued, respectively	1.8	1.8
Additional paid-in capital	1,134.8	1,114.7
Retained earnings	653.6	416.7
Accumulated other comprehensive income	77.5	64.9
Total Suntech Power Holdings Co. Ltd. equity	1,867.7	1,598.1
Noncontrolling interest	12.5	14.7
Total Equity	1,880.2	1,612.8
TOTAL LIABILITIES AND EQUITY	$ 5,217.1	$ 3,983.7